EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS PER SHARE

8.	EARNINGS PER SHARE

Basic earnings per share is computed based on the income available to ordinary shareholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments, for which there was no impact in the years ended December 31, 2024, 2023 and 2022 as there were no potentially dilutive stock options in the periods.

The weighted average number of shares outstanding for the purpose of calculating basic and diluted earnings per share for the year ended December 31, 2022 of 214,011,000 includes the impact of the 19,091,910 shares issued to Hemen for no cash consideration in connection with the CMB.TECH NV (formerly Euronav NV) (“CMB.TECH”) share acquisition. Refer to Note 9 for further details.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2024	2023	2022
Profit for the period	495,583	656,414	475,537
(in thousands)
Weighted average number of basic and diluted shares	222,623	222,623	214,011

Cash dividends paid per share	$1.95	$2.87	$0.15